Income Taxes - Components of the Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforwards	$ 47,207	$ 37,760
Depreciable assets	119	223
Intangible assets	1,046	843
Research and development capitalization	14,050	17,883
Inventory allowance	3,128	3,675
Accrued liabilities and other	3,196	1,787
Uniform capitalization	303	304
Sales return allowance	203	204
Warrants	407	1,019
Total deferred tax assets	69,659	63,698
Less: valuation allowance	(69,659)	(63,698)
Net deferred tax assets	$ 0	$ 0